Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans
Change in projected benefit obligation
Projected benefit obligation, at beginning of year	104,291	239
Projected benefit obligation assumed from business combination	73,601	101,840
Modifications to pension plan	81
Service cost	3,273	1,288
Interest cost	4,350	1,906
Actuarial (gain)/loss	(11,395)	2,736
Benefits paid	(3,597)	(1,507)
Loss/(gain) on foreign exchange	7,509	(2,211)
Projected benefit obligation, at end of year	178,113	104,291
Change in plan asset
Fair value of plan assets, at beginning of year	66,524	203
Plan assets acquired in business combination	57,285	68,045
Actual return on plan assets	10,733	1,223
Employer contributions	3,013	0
Loss/(gain) on foreign exchange	5,322	(1,440)
Fair value of plan assets at end of year	139,280	66,524
Unfunded status	(38,833)	(37,767)
Current liabilities	(305)	0
Non-current liabilities	(38,528)	(37,767)
Net amount recognized	(38,833)	(37,767)
Other Postretirement Benefit Plans, Defined Benefit
Change in projected benefit obligation
Projected benefit obligation, at beginning of year	31,674	0
Projected benefit obligation assumed from business combination	17,943	30,637
Service cost	1,602	803
Interest cost	1,508	606
Actuarial (gain)/loss	(8,499)	857
Benefits paid	(1,158)	(601)
Loss/(gain) on foreign exchange	2,329	(628)
Projected benefit obligation, at end of year	45,399	31,674
Change in plan asset
Fair value of plan assets, at beginning of year	10,195	0
Plan assets acquired in business combination	658	10,786
Actual return on plan assets	1,730	0
Employer contributions	1,208	231
Loss/(gain) on foreign exchange	762	(221)
Fair value of plan assets at end of year	13,395	10,195
Unfunded status	(32,004)	(21,479)
Current liabilities	0	0
Non-current liabilities	(32,004)	(21,479)
Net amount recognized	(32,004)	(21,479)